Deferred Revenue	12 Months Ended
Mar. 31, 2022
Deferred Revenue
Deferred Revenue

35 Deferred Revenue

	March 31,
	2021	2022
Global Distribution System provider	381,736	244,101
Loyalty program	5,313	4,076
Total	387,049	248,177
Non-current	266,920	64,965
Current	120,129	183,212
Total	387,049	248,177

“Global Distribution System providers” represents the amount received upfront by the group as a part of commercial arrangement with the Global Distribution System (“GDS”) providers for facilitating the booking of airline tickets on our websites or other distribution channels. The same is recognized as revenue for actual airline tickets sold over the total number of airline tickets to be sold as per the term of the agreement, in both cases sold on such GDS platforms, and the balance amount is recognized as deferred revenue.

	March 31,
	2021	2022
At April, 1	357,916	387,049
Deferred during the year	229	-
Recorded in statement of profit or loss	62,060	(138,872)
Transferred to other financial liability (deposits)	(33,156)	-
March 31,	387,049	248,177